PIPER CASH
MANAGEMENT
FUNDS
1995
ANNUAL REPORT

                                TABLE OF CONTENTS
-------------------------------------------------------------------------------


MONEY MARKET FUND
The fund's investment objective is to provide maximum current income consistent with preservation of capital and maintenance of liquidity. To realize this objective, the fund invests in a variety of high-quality money market instruments such as high-grade domestic and U.S. dollar denominated foreign commercial paper, repurchase agreements, obligations of domestic and foreign banks (time deposits, certificates of deposit and bankers' acceptances), U.S. government securities and short-term corporate obligations. The fund's Nasdaq symbol is PJMXX.

Average Annualized Monthly Yield . . . 1
Letter to Shareholders . . . . . . . . 2
Investments in Securities. . . . . . . 9
Financial Statements and Notes . . .  26
Independent Auditor's Report . . . .  35
Federal Tax Information. . . . . . .  36


U.S. GOVERNMENT MONEY MARKET FUND
The fund's investment objective is to provide maximum current income consistent with preservation of capital and maintenance of liquidity. To realize this objective, the fund invests in securities that are issued or guaranteed as to payment of principal and interest by the U.S. government, its agencies or instrumentalities, and repurchase agreements backed by such securities. The U.S. government securities held by the fund, not the fund's shares, are guaranteed as to payment of principal and interest. The fund's Nasdaq symbol is PJGXX.

Average Annualized Monthly Yield . . . 1
Letter to Shareholders . . . . . . . . 4
Investments in Securities. . . . . .  18
Financial Statements and Notes . . .  26
Independent Auditor's Report . . . .  35
Federal Tax Information. . . . . . .  36


TAX-EXEMPT MONEY MARKET FUND
The fund's investment objective is to provide a high level of current income exempt from federal income taxes consistent with preservation of capital and maintenance of liquidity. To realize this objective, the fund invests primarily in high-quality, tax-exempt securities with short-term maturities, including municipal bonds, notes and commercial paper. The fund's Nasdaq symbol is PTMXX.

Average Annualized Monthly Yield . . . 1
Letter to Shareholders . . . . . . . . 6
Investments in Securities. . . . . .  22
Financial Statements and Notes . . .  26
Independent Auditor's Report . . . .  35
Federal Tax Information. . . . . . .  36


THIS REPORT IS INTENDED FOR SHAREHOLDERS OF MONEY MARKET FUND, U.S. GOVERNMENT MONEY MARKET FUND AND TAX-EXEMPT MONEY MARKET FUND, BUT IT MAY ALSO BE USED AS SALES LITERATURE IF PRECEDED OR ACCOMPANIED BY A PROSPECTUS. THE PROSPECTUS GIVES DETAILS ABOUT THE CHARGES, INVESTMENT RESULTS, RISKS AND OPERATING POLICIES OF THE FUNDS.

                        AVERAGE ANNUALIZED MONTHLY YIELD
-------------------------------------------------------------------------------


[GRAPH]

THIS CHART SHOWS THE AVERAGE ANNUALIZED MONTHLY YIELDS FOR MONEY MARKET FUND, U.S. GOVERNMENT MONEY MARKET FUND AND TAX-EXEMPT MONEY MARKET FUND. THESE AVERAGE YIELDS ARE CALCULATED USING THE 30-DAY CURRENT YIELD, NET OF FEES, AT THE END OF EACH MONTH.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE RETURN OF YOUR INVESTMENT WILL FLUCTUATE. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE.

                                MONEY MARKET FUND
-------------------------------------------------------------------------------


November 15, 1995


Dear Shareholders:


DURING THE PAST YEAR, WE HAVE WITNESSED A VOLATILE INTEREST RATE ENVIRONMENT. In response to economic reports indicating the U.S. economy had started to slow, the Federal Reserve Board (Fed) lowered the federal funds rate from 6% to 5.75% in July. This interest rate cut came just six months after the Fed raised the federal funds rate for the seventh time in an effort to subdue inflation and slow the economy's growth rate, which was well above the Fed's target of 2.5%. Since July, the Fed has held the federal funds rate steady. In the past few months, economic data has shown unexpected signs of strength in many sectors; however, estimates for the remainder of the year have been for below average growth. If this slow growth trend continues, we may experience a further decline in interest rates during the remainder of the year.


SINCE WE LAST REPORTED TO YOU IN MARCH, MONEY MARKET FUND'S SEVEN-DAY CURRENT YIELD HAS DROPPED FROM 5.28% ON MARCH 31 TO 4.87%* ON SEPTEMBER 30. This decline reflects the lower interest rates brought about by the Fed easing in July. During the year ended September 30, 1995, the asset size of Money Market Fund increased 41%, growing from $1.2 billion to $1.7 billion. This compares to a national increase of about 23% in the asset size of taxable money market funds. We believe this increase is largely a result of 1994's volatile economic environment which caused investors to move their money into more stable investments, such as money market funds.


GIVEN THE FED'S RECENT ACTION, THE SLOWING ECONOMY AND OUR INTEREST RATE OUTLOOK, we positioned the fund to benefit from an anticipated reduction in short-term interest rates by lengthening the average weighted maturity of the fund. During


[PHOTO]
FPO
65%
NANCY S. OLSEN, (ABOVE)
IS PRIMARILY RESPONSIBLE FOR THE MANAGEMENT OF MONEY MARKET FUND. SHE HAS 16 YEARS OF FINANCIAL EXPERIENCE.

SHAISTA B. TAJAMAL,
(PICTURED ON PAGE 4)
ASSISTS WITH THE MANAGEMENT OF MONEY MARKET FUND. SHE HAS FIVE YEARS OF FINANCIAL EXPERIENCE.


  * PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE RETURN OF YOUR INVESTMENT WILL FLUCTUATE. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE. SINCE THE FUND'S INCEPTION, THE FUND'S DISTRIBUTOR VOLUNTARILY LIMITED 12B-1 FEES. HAD THE LIMITATION NOT BEEN IN EFFECT, THE FUND'S YIELDS WOULD HAVE BEEN 5.18% AND 4.89%, RESPECTIVELY.

                                MONEY MARKET FUND
-------------------------------------------------------------------------------


the second quarter of 1995, we increased the fund's average weighted maturity from 31 days at the end of March to 51 days by the end of September. We attained this longer average weighted maturity by buying longer-term (nine- to 13- month) fixed rate securities. By focusing on longer maturity fixed rate securities, we have been able to lock in higher yields for your assets. As of October 16, we had extended the average weighted maturity of your Money Market Fund to 59 days. In anticipation of stable to slightly lower short-term interest rates in the next few months, we will continue to lengthen the fund's average weighted maturity.


OUR PRIMARY CONCERN IN MANAGING THE FUND IS THE SAFETY OF YOUR PRINCIPAL. We will continue to use a fundamental approach to identify high-quality, liquid money market securities that provide competitive yields. Our strategy is designed to add value by active positioning of the portfolio on the short end (13 months or less) of the yield curve, investing in high-quality securities and by managing the fund's average weighted maturity based on our interest rate forecast.


Thank you for your investment in Money Market Fund. We look forward to meeting your financial needs in the next year.


Sincerely,




/s/ Nancy S. Olsen
Nancy S. Olsen
Portfolio Manager


PORTFOLIO COMPOSITION
SEPTEMBER 30, 1995

[PIE GRAPH]

INVESTMENT CATEGORIES REFLECT PERCENTAGE OF INVESTMENTS IN SECURITIES.

                        U.S. GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------


November 15, 1995


Dear Shareholders:


WE HAVE EXPERIENCED A VOLATILE INTEREST RATE ENVIRONMENT DURING THE PAST YEAR. In response to economic reports indicating the U.S. economy had started to slow, the Federal Reserve Board (Fed) lowered the federal funds rate from 6% to 5.75% in July. This interest rate cut came just six months after the Fed raised the federal funds rate for the seventh time in an effort to subdue inflation and slow the economy's growth rate, which was well above the Fed's target of 2.5%. Since July, the Fed has held the federal funds rate steady. Economic data for the third quarter ended September, showed unexpected signs of strength in many sectors; however, fourth quarter estimates have been for below average growth. If this slow growth trend continues, we may experience a further decline in interest rates during the remainder of the year.


SINCE WE LAST REPORTED TO YOU, THE FUND'S SEVEN-DAY CURRENT YIELD DROPPED FROM 5.18% ON MARCH 31 TO 4.85%* ON SEPTEMBER 30. This drop reflects the lower interest rates brought about by the Fed easing in July.


GIVEN THE FED'S RECENT ACTION, THE SLOWING ECONOMY AND OUR INTEREST RATE OUTLOOK, we positioned the fund to benefit from an anticipated reduction in short-term interest rates by lengthening the average weighted maturity of the fund. During the second quarter in particular, we increased the fund's average weighted maturity from 35 days at the end of March to 72 days by the end of September. We attained this longer average weighted maturity by buying longer-term (nine- to 13-month) fixed rate securities. As of October 16, we had extended the fund's average weighted


[PHOTO]
SHAISTA B. TAJAMAL, (ABOVE)
ASSISTS WITH THE MANAGEMENT OF U.S. GOVERNMENT MONEY MARKET FUND. SHE HAS FIVE YEARS OF FINANCIAL EXPERIENCE.

Nancy S. Olsen
(pictured on page 2)
IS PRIMARILY RESPONSIBLE FOR THE MANAGEMENT OF U.S. GOVERNMENT MONEY MARKET FUND. SHE HAS 16 YEARS OF FINANCIAL EXPERIENCE.


  * PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE RETURN OF YOUR INVESTMENT WILL FLUCTUATE. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE. SINCE THE FUND'S INCEPTION, THE FUND'S DISTRIBUTOR VOLUNTARILY LIMITED 12b-1 FEES. HAD THE LIMITATION NOT BEEN IN EFFECT, THE FUND'S YIELDS WOULD HAVE BEEN 5.08% AND 4.75%, RESPECTIVELY.

                        U.S. GOVERNMENT MONEY MARKET FUND
-------------------------------------------------------------------------------


maturity to 69 days. In anticipation of stable to slightly lower short-term interest rates in the next few months, we will continue to lengthen the fund's average weighted maturity.


OUR PRIMARY CONCERN IN MANAGING THE FUND CONTINUES TO BE THE SAFETY OF YOUR PRINCIPAL. During the past year, all of the fund's investments were in securities issued or guaranteed by the U.S. government and its agencies or instrumentalities and repurchase agreements. We will continue to use a fundamental approach to identify high-quality, liquid money market securities that provide competitive yields. Our strategy is designed to add value by active positioning of the portfolio on the yield curve, investing in high-quality securities and by managing the fund's average weighted maturity based on our interest rate forecast.


Thank you for your investment in U.S. Government Money Market Fund. It is our pleasure to serve your financial needs, and we look forward to another successful year in 1996.


Sincerely,




/s/ Nancy S. Olsen
Nancy S. Olsen
Portfolio Manager


PORTFOLIO COMPOSITION
SEPTEMBER 30, 1995

[PIE GRAPH]

INVESTMENT CATEGORIES REFLECT PERCENTAGE OF INVESTMENTS
IN SECURITIES.

                          TAX-EXEMPT MONEY MARKET FUND
-------------------------------------------------------------------------------


November 15, 1995


Dear Shareholders:


SINCE WE LAST REPORTED TO YOU IN MARCH, TAX-EXEMPT MONEY MARKET FUND'S YIELD HAS REMAINED FAIRLY STABLE. The fund's seven-day current yield dropped from 3.16% on March 31 to 3.08%* on September 30. This slight decline was a result of the Federal Reserve Board's (Fed) move to ease credit by lowering the federal funds rate from 6% to 5.75% in July and an increase in demand for short-term tax-exempt securities. For investors in the 36% federal tax bracket, the September 30 tax-exempt yield translates to an equivalent taxable yield of 4.81%.


IN THE PAST SEVERAL MONTHS, THE ASSETS IN THE FUND HAVE INCREASED BY 7%, COMPARED TO 4.3% NATIONALLY. The primary reason for this increase in short-term, tax-exempt money market assets is the lingering concern over tax reform and its potentially negative impact on the value of longer maturity municipal bonds. As a result, many investors are moving their money out of longer-term municipal investments into shorter-term holdings until the tax reform issue is resolved. We believe this trend will continue until fears over tax reform diminish.


ECONOMIC SIGNS DURING THE SECOND QUARTER OF 1995 INDICATED THE ECONOMY WAS SLOWING. Therefore, in anticipation of lower interest rates that typically follow this type of environment, we


[PHOTOS]
DOUGLAS J. WHITE, CFA
IS PRIMARILY RESPONSIBLE FOR THE MANAGEMENT OF TAX-EXEMPT MONEY MARKET FUND. HE HAS 12 YEARS OF FINANCIAL EXPERIENCE.

CATHERINE STIENSTRA
ASSISTS WITH THE MANAGEMENT OF TAX-EXEMPT MONEY MARKET FUND. SHE HAS FOUR YEARS OF FINANCIAL EXPERIENCE.


  * PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. THE RETURN OF YOUR INVESTMENT WILL FLUCTUATE. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE. SINCE THE FUND'S INCEPTION, THE FUND'S DISTRIBUTOR VOLUNTARILY LIMITED 12b-1 FEES. HAD THE LIMITATION NOT BEEN IN EFFECT, THE FUND'S YIELDS WOULD HAVE BEEN 3.06% AND 2.98%, RESPECTIVELY.

                          TAX-EXEMPT MONEY MARKET FUND
-------------------------------------------------------------------------------


lengthened the average weighted maturity of the fund by investing in longer-term, fixed rate municipal securities. As of September 30, the fund's average weighted maturity was 54 days, which compares to 34 days on December 31, 1994. These high-quality, fixed rate municipal securities account for 50% of total assets as of September 30. Because we expect the new issuance of these municipal securities -- specifically municipal notes -- will fall from current levels in the fourth quarter and because demand for these securities is increasing, we believe they will perform well over the next year.


IN RECENT MONTHS WE HAVE WITNESSED A FLATTENING OF THE SHORT-TERM, TAX-EXEMPT YIELD CURVE, WHICH MEANS THERE IS LITTLE DIFFERENCE BETWEEN YIELDS ON SHORT-TERM VARIABLE RATE DEMAND OBLIGATIONS AND THOSE ON LONGER-TERM FIXED RATE MUNICIPAL NOTES. In this environment, it may not appear rewarding to continue to extend the average weighted maturity of the fund; however, we believe the yields we lock in today could potentially protect the fund's


PORTFOLIO COMPOSITION
SEPTEMBER 30, 1995

[PIE GRAPH]

INVESTMENT CATEGORIES REFLECT PERCENTAGE OF INVESTMENTS
IN SECURITIES.

                          TAX-EXEMPT MONEY MARKET FUND
-------------------------------------------------------------------------------


yield for a longer period of time from further easing by the Fed. Therefore, we may continue to lengthen the fund's average weighted maturity until we see signs that the Fed is done easing credit.


Thank you for your investment in Tax-Exempt Money Market Fund. We remain committed to providing you with quality service and look forward to helping you reach your financial goals.


Sincerely,




/s/ Douglas J. White
Douglas J. White
Portfolio Manager

--------------------------------------------------------------------------------
                           INVESTMENTS IN SECURITIES

MONEY MARKET FUND
SEPTEMBER 30, 1995

                                                           Principal            Market
Name of Issuer                                               Amount            Value (a)
---------------------------------------------------------  ----------        -------------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

U.S. GOVERNMENT AND AGENCY SECURITIES (8.8%):
 FEDERAL FARM CREDIT COUPON NOTES (0.4%):
  6.56%, 11/14/95 ..................................... $   7,000,000            6,998,300
                                                                             -------------

 FEDERAL FARM CREDIT FLOATING RATE NOTES (B) (1.0%):
  5.83%, 5/24/96 ........................................  17,840,000           17,832,094
                                                                             -------------

 FEDERAL HOME LOAN BANK FLOATING RATE NOTES (B) (0.8%):
  5.20%, 3/8/96 .........................................  13,200,000           13,191,602
                                                                             -------------

 FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES (1.0%):
  5.70%, 10/2/95 ........................................  10,000,000            9,998,417
  5.60%, 11/6/95 ........................................   7,000,000            6,960,800
                                                                             -------------
                                                                                16,959,217
                                                                             -------------

 FEDERAL NATIONAL MORTGAGE ASSOCIATION COUPON NOTES (0.3%):
  5.66%, 3/15/96 ........................................   5,000,000            5,000,356
                                                                             -------------

 FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES (1.4%):
  5.88%, 11/13/95 .......................................   9,000,000            8,936,790
  5.63%, 1/29/96 ........................................  15,000,000           14,725,500
                                                                             -------------
                                                                                23,662,290
                                                                             -------------

 STUDENT LOAN MARKETING ASSOCIATION FLOATING RATE NOTES (B) (3.9%):
  6.08%, 7/1/96 .........................................  15,000,000           15,000,000
  5.64%, 11/20/97 .......................................  10,000,000           10,009,470
  5.51%, 4/16/96 ........................................   5,500,000            5,502,096
  6.13%, 6/30/97 ........................................  15,000,000           14,989,086
  5.50%, 12/20/96 .......................................  20,000,000           20,000,000
                                                                             -------------
                                                                                65,500,652
                                                                             -------------

   Total U.S. Government and Agency Securities
    (cost: $149,144,511)  ...............................                      149,144,511
                                                                             -------------

OTHER U.S. GOVERNMENT AGENCY-BACKED (1.8%):
  Downey Savings and Loan Association Discount Notes, LOC
   Federal Home Loan Bank, 6.08%, 10/2/95 ...............  16,115,000           16,112,278

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------
                           INVESTMENTS IN SECURITIES

MONEY MARKET FUND
(CONTINUED)

                                                           Principal            Market
Name of Issuer                                               Amount            Value (a)
---------------------------------------------------------  ----------        -------------
  Fidelity Federal Bank, LOC Federal Home Loan Bank,
   5.70%, 11/30/95 .................................... $  15,000,000           14,857,500
                                                                             -------------

   Total Other U.S. Government Agency-Backed
    (cost: $30,969,778)  ................................                       30,969,778
                                                                             -------------

CERTIFICATES OF DEPOSIT - EURODOLLAR (0.9%):
  Morgan Guaranty, 5.76%, 1/22/96
   (cost: $15,000,915)  .................................  15,000,000           15,000,915
                                                                             -------------

CERTIFICATES OF DEPOSIT - YANKEE (2.6%):
  Bayerische Landesbank, 6.08%, 7/5/96 ..................  18,000,000           17,973,886
  Credit Suisse, 6.28%, 10/13/95 ........................  15,000,000           15,002,321
  Deutsche Bank, 6.07%, 9/13/96 .........................  11,000,000           11,000,000
                                                                             -------------

   Total Certificates Of Deposit - Yankee
    (cost: $43,976,207)  ................................                       43,976,207
                                                                             -------------

COMMERCIAL PAPER (82.8%):
 AERODEFENSE/ELECTRONICS (0.2%):
  Rockwell International Corporation, 5.75%, 11/13/95 ...   3,700,000(c)         3,674,588
                                                                             -------------

 AUTOMOBILES (1.0%):
  Daimler Benz N.A., 5.88%, 2/12/96 .....................   8,000,000            7,824,907
  Daimler Benz N.A., 5.90%, 11/13/95 ....................  10,000,000            9,929,527
                                                                             -------------
                                                                                17,754,434
                                                                             -------------

 BUSINESS CREDIT INSTITUTIONS (8.6%):
  American Express Credit Corporation, 5.60%, 2/8/96 ....  20,000,000           19,595,556
  Ameritech Capital Funding, 5.68%, 1/16/96 .............  10,000,000(c)         9,831,178
  Ameritech Capital Funding, 5.60%, 1/19/96 .............   9,650,000(c)         9,484,878
  BTR Dunlop Finance, 5.71%, 11/17/95 ...................   5,762,000(c)         5,719,046
  BTR Dunlop Finance, 5.63%, 12/15/95 ...................  10,149,000(c)        10,029,961
  Ford Motor Credit, 5.70%, 10/10/95 ....................   4,734,000            4,727,254
  Ford Motor Credit, 5.70%, 10/13/95 ....................  17,000,000           16,967,700
  General Electric Capital, 5.71%, 10/6/95 ..............  20,000,000           19,984,139
  Mobil Austrailia Financial Corporation, 5.68%,
   10/26/95 .............................................   5,025,000(c)         5,005,179
  Pitney Bowes Credit, 5.67%, 11/10/95 ..................   8,000,000            7,949,600
  Pitney Bowes Credit, 5.67%, 12/1/95 ...................   9,850,000            9,755,366
  Southwestern Bell Capital Corporation, 5.72%,
   10/17/95 .............................................   5,000,000(c)         4,987,289
  Southwestern Bell Capital Corporation, 5.77%,
   10/25/95 .............................................   4,800,000(c)         4,781,536
  Toyota Motor Credit Corporation, 5.73%, 10/10/95 ......   8,773,000            8,760,433

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------
                           INVESTMENTS IN SECURITIES

MONEY MARKET FUND
(CONTINUED)

                                                           Principal            Market
Name of Issuer                                               Amount            Value (a)
---------------------------------------------------------  ----------        -------------
  Toyota Motor Credit Corporation, 5.68%, 10/13/95 .... $  10,000,000            9,981,065
                                                                             -------------
                                                                               147,560,180
                                                                             -------------

 CONSUMER ELECTRONICS (1.9%):
  TDK USA Corporation, 5.73%, 10/17/95 ..................  14,250,000           14,213,710
  Toshiba America Inc., 5.70%, 11/17/95 .................   9,090,000            9,022,355
  Toshiba America Inc., 5.70%, 11/20/95 .................  10,000,000            9,920,834
                                                                             -------------
                                                                                33,156,899
                                                                             -------------

 CONSUMER HEALTH (1.8%):
  Allergan Inc., 5.72%, 10/27/95 ........................  10,000,000            9,958,689
  Allergan Inc., 5.62%, 12/12/95 ........................   7,475,000            7,390,981
  Becton Dickinson & Company, 5.71%, 10/18/95 ...........  14,000,000(c)        13,962,250
                                                                             -------------
                                                                                31,311,920
                                                                             -------------

 CONSUMER NON-DURABLES (0.9%):
  Toys 'R' Us, 5.70%, 10/26/95 ..........................  15,000,000           14,940,625
                                                                             -------------

 DEPARTMENT STORES (1.1%):
  Wal-Mart Stores Inc., 5.70%, 10/23/95 .................   3,500,000            3,487,808
  Wal-Mart Stores Inc., 5.70%, 11/2/95 ..................  15,470,000           15,391,619
                                                                             -------------
                                                                                18,879,427
                                                                             -------------

 DIVERSIFIED CHEMICALS (3.7%):
  Akzo Nobel Inc., 5.67%, 11/13/95 ......................   5,000,000            4,966,138
  Akzo Nobel Inc., 5.61%, 12/13/95 ......................   8,250,000            8,156,149
  DuPont E.I. DeNemours & Company, 6.05%, 10/12/95 ......  15,000,000(c)        14,972,271
  DuPont E.I. DeNemours & Company, 5.67%, 10/27/95 ......  20,000,000           19,918,100
  U.S. Borax Inc., 5.67%, 11/16/95 ......................  15,000,000(c)        14,891,325
                                                                             -------------
                                                                                62,903,983
                                                                             -------------

 ELECTRIC UTILITIES (3.9%):
  Central Louisiana Electric Company, 5.67%, 11/14/95 ...   7,000,000            6,951,490
  Commed Fuel Company, LOC CIBC, 5.73%, 10/13/95 ........   4,549,000            4,540,311
  Commed Fuel Company, LOC Credit Suisse, 5.80%,
   11/9/95 ..............................................   8,907,000            8,851,034
  Electricity Corporation of New Zealand, 5.72%,
   10/30/95 .............................................  12,900,000           12,840,560
  Electricity Corporation of New Zealand, 5.72%,
   10/31/95 .............................................   3,420,000            3,403,698
  National Rural Utilities Cooperative Services
   Corporation, 5.72%, 11/17/95 .........................  12,000,000           11,910,387
  National Rural Utilities Cooperative Services
   Corporation, 5.71%, 10/6/95 ..........................   7,102,000            7,096,368

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------
                           INVESTMENTS IN SECURITIES

MONEY MARKET FUND
(CONTINUED)

                                                           Principal            Market
Name of Issuer                                               Amount            Value (a)
---------------------------------------------------------  ----------        -------------
  Wisconsin Electric Power Company, 5.72%, 10/16/95 ... $  10,000,000            9,976,168
                                                                             -------------
                                                                                65,570,014
                                                                             -------------

 ELECTRIC AND GAS UTILITIES (0.7%):
  Florida Power & Light, 5.68%, 11/2/95 .................   6,000,000            5,969,707
  South Carolina Electric & Gas, 5.73%, 10/24/95 ........   5,785,000(c)         5,763,822
                                                                             -------------
                                                                                11,733,529
                                                                             -------------

 ELECTRICAL EQUIPMENT (1.1%):
  Hitachi America Ltd., 6.00%, 10/18/95 .................   1,300,000            1,296,317
  Hitachi America Ltd., 5.76%, 1/30/96 ..................   3,350,000            3,285,144
  Hitachi America Ltd., 5.67%, 12/5/95 ..................  14,500,000           14,351,556
                                                                             -------------
                                                                                18,933,017
                                                                             -------------

 FINANCIAL AND REAL ESTATE INSTITUTIONS (12.4%):
  75 State Street Capital Corporation, LOC Banque
   Paribas, 5.74%, 10/23/95 .............................  11,439,000           11,398,875
  Banco Real S.A. Grand Cayman, LOC Barclay's Bank,
   6.11%, 10/11/95 ......................................   7,549,000            7,536,188
  Bass Finance Ltd., 5.75%, 11/30/95 ....................  18,000,000           17,827,500
  Caisse des Depots et Consignations, 5.70%, 11/1/95 ....  20,000,000(c)        19,901,833
  Eksportfinans A/S, 5.78%, 10/26/95 ....................   8,350,000            8,316,513
  Eksportfinans A/S, 5.75%, 12/11/95 ....................   4,420,000            4,369,876
  Eksportfinans A/S, 5.93%, 12/22/95 ....................   3,400,000            3,354,075
  Enterprise Capital Funding, LOC Swiss Bank, 5.77%,
   10/27/95 .............................................  16,900,000(c)        16,829,574
  Hahn Issuing Corporation, LOC CIBC, 5.75%, 10/4/95 ....  10,000,000            9,995,208
  New South Wales Treasury Corporation, 5.70%,
   11/20/95 .............................................  10,000,000            9,920,833
  New South Wales Treasury Corporation, 5.61%,
   12/21/95 .............................................  10,000,000            9,873,775
  Prudential Funding, 5.72%, 10/10/95 ...................  14,999,000           14,977,551
  River Fuel Funding #3, LOC UBS, 5.74%, 10/13/95 .......   7,000,000(c)         6,986,607
  Student Loan Corporation, 5.71%, 11/3/95 ..............  16,560,000           16,473,322
  Sunkyong America Inc., LOC Credit Suisse, 5.68%,
   11/27/95 .............................................   6,000,000            5,946,040
  Sunkyong America Inc., LOC Credit Suisse, 5.69%,
   12/4/95 ..............................................   4,170,000            4,127,818
  USAA Capital Corporation, 5.70%, 10/26/95 .............  18,000,000           17,928,750
  Western Australia Treasury Corporation, 5.73%,
   10/5/95 ..............................................   9,500,000            9,493,952
  Western Australia Treasury Corporation, 5.67%,
   12/28/95 .............................................  10,000,000            9,861,400
  Weyerhauser Mortgage Company, 5.72%, 10/5/95 ..........   6,478,000            6,473,884
                                                                             -------------
                                                                               211,593,574
                                                                             -------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------
                           INVESTMENTS IN SECURITIES

MONEY MARKET FUND
(CONTINUED)

                                                           Principal            Market
Name of Issuer                                               Amount            Value (a)
---------------------------------------------------------  ----------        -------------
 FOOD AND BEVERAGE PRODUCTS (5.6%):
  Allied Domecq N.A., 5.74%, 10/5/95 .................. $   4,500,000            4,497,130
  Campbell's Soup, 5.72%, 10/20/95 ......................   5,000,000            4,984,906
  Campbell's Soup, 5.67%, 12/6/95 .......................  15,000,000(c)        14,844,075
  Canadian Wheat Board, 5.67%, 10/12/95 .................  10,000,000            9,982,675
  CPC International, 5.66%, 11/14/95 ....................   9,250,000(c)         9,186,011
  General Mills, 5.76%, 10/31/95 ........................   9,600,000            9,553,920
  Golden Peanut Company, 5.75%, 10/3/95 .................  10,150,000           10,146,758
  Pepsico Inc., 5.47%, 4/8/96 ...........................   7,900,000            7,671,931
  Pepsico Inc., 5.68%, 11/2/95 ..........................  10,000,000            9,949,511
  Sysco Corporation, 5.70%, 10/5/95 .....................   9,000,000(c)         8,994,300
  Sysco Corporation, 5.70%, 10/6/95 .....................   5,000,000(c)         4,996,041
                                                                             -------------
                                                                                94,807,258
                                                                             -------------

 FULL LINE INSURANCE (1.2%):
  International Nederlanden U.S. Insurance Holdings Inc.,
   5.68%, 11/10/95 ......................................  15,000,000           14,905,333
  International Nederlanden U.S. Insurance Holdings Inc.,
   5.68%, 12/11/95 ......................................   5,000,000            4,943,989
                                                                             -------------
                                                                                19,849,322
                                                                             -------------

 GAS UTILITIES (0.3%):
  Questar Corporation, 5.75%, 10/5/95 ...................   5,000,000            4,996,806
                                                                             -------------

 HOTELS AND MOTELS (1.2%):
  Accor S.A., LOC Banque de Paris, 5.70%, 11/3/95 .......  20,000,000           19,895,593
                                                                             -------------

 INDUSTRIAL CONGLOMERATE (0.8%):
  Sandoz Corporation, 5.65%, 11/14/95 ...................   5,000,000            4,965,472
  Sandoz Corporation, 5.67%, 11/29/95 ...................   9,000,000            8,916,368
                                                                             -------------
                                                                                13,881,840
                                                                             -------------

 INDUSTRIAL EQUIPMENT (1.0%):
  Vermont American Corporation, 5.70%, 10/11/95 .........  10,700,000(c)        10,683,058
  Vermont American Corporation, 5.70%, 10/25/95 .........   7,000,000(c)         6,973,400
                                                                             -------------
                                                                                17,656,458
                                                                             -------------

 MONEY CENTER BANKS (15.9%):
  Abbey National North America, 5.66%, 12/7/95 ..........  20,000,000           19,789,322
  ABN/AMRO N.A. Finance, 5.57%, 2/5/96 ..................  12,000,000           11,764,203
  ABN/AMRO N.A. Finance, 5.67%, 11/3/95 .................   8,000,000            7,958,420
  Banc One, 5.64%, 12/12/95 .............................  18,500,000           18,291,320

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------
                           INVESTMENTS IN SECURITIES

MONEY MARKET FUND
(CONTINUED)

                                                           Principal            Market
Name of Issuer                                               Amount            Value (a)
---------------------------------------------------------  ----------        -------------
  Bank of Nova Scotia, 5.65%, 10/19/95 ................ $  13,000,000           12,963,275
  Commerzbank U.S. Finance, 5.73%, 10/10/95 .............   8,800,000            8,787,394
  Commerzbank U.S. Finance, 5.71%, 10/25/95 .............   7,200,000            7,172,592
  Commonwealth Bank of Australia, 5.70%, 11/21/95 .......  20,000,000           19,838,500
  Credit Agricole USA, 5.69%, 11/15/95 ..................  14,500,000           14,396,869
  Den Danske Corporation, 5.70%, 12/18/95 ...............  16,500,000           16,296,225
  Deutsche Bank Financial, 5.69%, 10/25/95 ..............  13,000,000           12,950,687
  Dresdner U.S. Finance, 5.72%, 10/2/95 .................  20,000,000           19,996,822
  Generale Bank, 5.65%, 10/16/95 ........................  10,000,000            9,976,458
  Generale Bank, 5.67%, 12/13/95 ........................   9,300,000            9,193,073
  Kredietbank N.A. Finance Corporation, 5.68%,
   2/13/96 ..............................................  14,000,000           13,701,800
  National Australia Funding (De) Inc., 5.71%,
   10/23/95 .............................................   8,505,000            8,475,322
  Royal Bank of Canada, 6.15%, 12/29/95 .................  12,000,000           11,817,550
  SBNSW (De) Inc., 5.67%, 11/14/95 ......................   9,250,000            9,185,898
  Societe Generale Canada, 5.65%, 11/27/95 ..............   5,000,000            4,955,271
  Societe Generale N.A., 5.55%, 3/8/96 ..................  13,400,000           13,071,533
  Toronto Dominion Holdings, 5.65%, 11/14/95 ............  20,000,000           19,861,888
                                                                             -------------
                                                                               270,444,422
                                                                             -------------

 OIL INTEGRATED INTERNATIONAL (4.1%):
  Arco Coal Australia Inc., 5.71%, 10/24/95 .............  11,345,000           11,303,613
  Arco Coal Australia Inc., 5.68%, 12/5/95 ..............  13,889,000(c)        13,746,561
  Mobil Oil Corporation, 5.73%, 10/3/95 .................   9,005,000(c)         9,002,133
  Repsol International Finance, 6.12%, 10/3/95 ..........  15,000,000           14,994,900
  Shell Oil Company, 5.68%, 10/31/95 ....................  20,000,000           19,905,333
                                                                             -------------
                                                                                68,952,540
                                                                             -------------

 OIL REFINING AND EXPLORATION (0.7%):
  Koch Industries, 5.72%, 10/10/95 ......................  12,250,000(c)        12,232,483
                                                                             -------------

 PHARMACEUTICALS (2.3%):
  Amgen Inc., 5.76%, 10/13/95 ...........................   9,900,000            9,880,992
  Pfizer Inc., 5.69%, 10/23/95 ..........................  10,000,000(c)         9,965,228
  Smith Kline Beecham Corp., 5.70%, 10/20/95 ............  19,000,000           18,942,841
                                                                             -------------
                                                                                38,789,061
                                                                             -------------

 PRINT MEDIA/PUBLISHING (1.6%):
  Pearson Inc., 5.75%, 10/5/95 ..........................  11,000,000           10,992,972
  Pearson Inc., 5.73%, 10/18/95 .........................   6,500,000            6,482,412
  R.R. Donnelley & Sons Company, 5.73%, 10/10/95 ........  10,150,000(c)        10,135,460
                                                                             -------------
                                                                                27,610,844
                                                                             -------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------
                           INVESTMENTS IN SECURITIES

MONEY MARKET FUND
(CONTINUED)

                                                           Principal            Market
Name of Issuer                                               Amount            Value (a)
---------------------------------------------------------  ----------        -------------
 REGIONAL BANKS (1.4%):
  Norwest Corporation, 5.70%, 10/23/95 ................ $  15,000,000           14,947,750
  Norwest Corporation, 5.63%, 12/22/95 ..................   8,285,000            8,178,754
                                                                             -------------
                                                                                23,126,504
                                                                             -------------

 SECURITIES BROKER (3.4%):
  CS First Boston, 5.76%, 10/6/95 .......................   6,956,000            6,950,435
  CS First Boston, 5.73%, 10/20/95 ......................  13,740,000(c)        13,698,448
  Goldman Sachs Group L.P., 5.65%, 12/19/95 .............  15,000,000           14,814,024
  Merrill Lynch & Company, 5.84%, 1/26/96 ...............  15,000,000(b)        15,000,000
  Merrill Lynch & Company, 5.67%, 12/5/95 ...............   7,000,000            6,928,338
                                                                             -------------
                                                                                57,391,245
                                                                             -------------

 SEMICONDUCTORS/ELECTRONICS (1.2%):
  Motorola, 5.80%, 11/9/95 ..............................  20,000,000           19,874,333
                                                                             -------------

 SOVEREIGN CREDITS (1.1%):
  Province of Quebec, 5.95%, 11/15/95 ...................  12,000,000           11,910,750
  Province of Quebec, 5.65%, 12/6/95 ....................   6,040,000            5,977,436
                                                                             -------------
                                                                                17,888,186
                                                                             -------------

 TELECOMMUNICATIONS (2.0%):
  AT&T, 5.65%, 10/2/95 ..................................  14,490,000           14,487,726
  Bell South Telecommunications, 5.70%, 10/5/95 .........   6,987,000            6,982,575
  Bell South Telecommunications, 6.06%, 10/10/95 ........   5,500,000            5,491,668
  British Telecommunications PLC, 5.68%, 11/30/95 .......   7,147,000            7,079,341
                                                                             -------------
                                                                                34,041,310
                                                                             -------------

 TEXTILES/APPAREL (0.6%):
  Wool International, 5.60%, 2/2/96 .....................  10,000,000            9,807,111
                                                                             -------------

 TIRES/AUTO PARTS (0.9%):
  Nippondenso America, 5.73%, 12/20/95 ..................  16,000,000           15,798,813
                                                                             -------------

 TRADING COMPANIES (0.2%):
  Mitsubishi International Inc., 6.85%, 10/2/95 .........   4,056,000            4,055,228
                                                                             -------------

   Total Commercial Paper
    (cost: $1,409,111,547)  .............................                    1,409,111,547
                                                                             -------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------
                           INVESTMENTS IN SECURITIES

MONEY MARKET FUND
(CONTINUED)

                                                           Principal            Market
Name of Issuer                                               Amount            Value (a)
---------------------------------------------------------  ----------        -------------
REPURCHASE AGREEMENTS (4.1%):
  Repurchase agreement with Goldman Sachs in a tri-party
   agreement, collateralized by U.S. government agency
   securities, acquired on 8/2/95, accrued interest at
   repurchase date of $201,250, 5.75%, 10/4/95 ........ $  20,000,000(d)        20,000,000
  Repurchase agreement with Goldman Sachs in a tri-party
   agreement, collateralized by U.S. government agency
   securities, acquired on 9/12/95, accrued interest at
   repurchase date of $69,238, 5.73%, 10/11/95 ..........  15,000,000(d)(e)     15,000,000
  Repurchase agreement with Morgan Stanley in a tri-party
   agreement, collateralized by U.S. government agency
   securities, acquired on 9/22/95, accrued interest at
   repurchase date of $27,858, 5.78%, 10/4/95 ...........  14,459,000(d)        14,459,000
  Repurchase agreement with Morgan Stanley in a tri-party
   agreement, collateralized by U.S. government agency
   securities, acquired on 9/26/95, accrued interest at
   repurchase date of $11,297, 5.81%, 10/3/95 ...........  10,000,000(d)        10,000,000
  Repurchase agreement with Morgan Stanley in a tri-party
   agreement, collateralized by U.S. government agency
   securities, acquired on 9/26/95, accrued interest at
   repurchase date of $12,911, 5.81%, 10/4/95 ...........  10,000,000(d)        10,000,000
                                                                             -------------

   Total Repurchase Agreements
    (cost: $69,459,000)  ................................                       69,459,000
                                                                             -------------

   Total Investments in Securities (101.0%)
    (cost: $1,717,661,958) (f)  .........................                    1,717,661,958
                                                                             -------------

   Liabilities in excess of other assets (-1.0%)  .......                      (14,949,287)
                                                                             -------------
   Net assets (100.0%) ................................ $                    1,702,712,671
                                                                             -------------
                                                                             -------------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------
                           INVESTMENTS IN SECURITIES

NOTES TO INVESTMENTS IN SECURITIES:

(A) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(B) INTEREST RATE VARIES TO REFLECT CURRENT MARKET CONDITIONS; RATE SHOWN IS THE EFFECTIVE RATE ON SEPTEMBER 30, 1995. THE MATURITY DATE SHOWN REPRESENTS FINAL MATURITY. HOWEVER, FOR U.S. GOVERNMENT AND AGENCY SECURITIES, FOR PURPOSES OF RULE 2A-7, THE MATURITY DATE USED IS THE NEXT INTEREST RATE RESET DATE.
(C) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM ARE EXEMPT FROM REGISTRATION UNDER SECTION 4(2) AND UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." SECURITIES ARE TREATED AS LIQUID AFTER HAVING BEEN DETERMINED TO BE LIQUID BY THE BOARD OF DIRECTORS.
(D) TRI-PARTY REPURCHASE AGREEMENTS REPRESENT AGREEMENTS WHERE UNINVESTED CASH BALANCES ARE TRANSFERRED TO AN INDEPENDENT THIRD-PARTY CUSTODIAN (BANK OF NEW YORK) AND THE COLLATERAL PLEDGED BY THE COUNTERPARTY TO THE AGREEMENT IS HELD AT THE SAME THIRD-PARTY CUSTODIAN FOR THE BENEFIT OF THE FUND.
(E) REPURCHASE AGREEMENTS WITH GREATER THAN SEVEN DAYS TO MATURITY ARE CONSIDERED ILLIQUID. THE AGGREGATE VALUE OF SUCH REPURCHASE AGREEMENTS REPRESENTS 0.9% OF NET ASSETS.
(F)  ALSO REPRESENTS COST FOR FEDERAL INCOME TAX PURPOSES.

--------------------------------------------------------------------------------
                           INVESTMENTS IN SECURITIES

US GOVERNMENT MONEY MARKET FUND
SEPTEMBER 30, 1995

                                                           Principal           Market
Name of Issuer                                               Amount           Value (a)
---------------------------------------------------------  ----------        -----------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

U.S. GOVERNMENT AND AGENCY SECURITIES (63.0%):
 FEDERAL FARM CREDIT BANK DISCOUNT NOTES (4.6%):
  5.60%, 11/17/95 ..................................... $   3,000,000          2,978,067
  5.65%, 11/28/95 .......................................   5,000,000          4,954,486
  5.65%, 11/29/95 .......................................   2,000,000          1,981,481
  5.59%, 1/3/96 .........................................   2,000,000          1,970,808
                                                                             -----------
                                                                              11,884,842
                                                                             -----------

 FEDERAL FARM CREDIT FLOATING RATE NOTES (B) (2.3%):
  5.83%, 5/24/96 ........................................   6,000,000          5,997,341
                                                                             -----------

 FEDERAL HOME LOAN BANK DISCOUNT NOTES (3.6%):
  5.50%, 2/2/96 .........................................   5,000,000          4,905,278
  5.45%, 3/1/96 .........................................   4,435,000          4,332,946
                                                                             -----------
                                                                               9,238,224
                                                                             -----------

 FEDERAL HOME LOAN BANK FLOATING RATE NOTES (B) (1.9%):
  5.52%, 3/8/96 .........................................   5,000,000          4,996,819
                                                                             -----------

 FEDERAL HOME LOAN MORTGAGE CORPORATION DISCOUNT NOTES (18.2%):
  5.70%, 10/2/95 ........................................   3,000,000          2,999,525
  5.69%, 10/12/95 .......................................   3,100,000          3,094,610
  5.64%, 10/23/95 .......................................   3,000,000          2,989,660
  5.60%, 11/6/95 ........................................  10,000,000          9,944,000
  5.81%, 11/9/95 ........................................   5,000,000          4,968,529
  5.58%, 11/30/95 .......................................   4,000,000          3,962,800
  5.59%, 12/1/95 ........................................   2,580,000          2,555,562
  5.58%, 12/5/95 ........................................   3,000,000          2,969,775
  5.51%, 1/19/96 ........................................   5,000,000          4,915,819
  5.59%, 2/15/96 ........................................   2,325,000          2,275,540
  5.49%, 12/18/95 .......................................   6,000,000          5,928,630
                                                                             -----------
                                                                              46,604,451
                                                                             -----------

 FEDERAL NATIONAL MORTGAGE ASSOCIATION COUPON NOTES (2.0%):
  5.66%, 3/15/96 ........................................   5,000,000          5,000,356
                                                                             -----------

 FEDERAL NATIONAL MORTGAGE ASSOCIATION DISCOUNT NOTES (20.0%):
  5.70%, 10/11/95 .......................................   4,000,000          3,993,667
  5.90%, 10/13/95 .......................................   4,000,000          3,992,133
  5.88%, 11/13/95 .......................................   6,000,000          5,957,860

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------
                           INVESTMENTS IN SECURITIES

US GOVERNMENT MONEY MARKET FUND
(CONTINUED)

                                                           Principal           Market
Name of Issuer                                               Amount           Value (a)
---------------------------------------------------------  ----------        -----------
  5.56%, 11/17/95 ..................................... $   3,600,000          3,573,868
  5.62%, 11/22/95 .......................................   5,000,000          4,959,411
  5.50%, 12/8/95 ........................................   4,900,000          4,849,094
  5.61%, 12/12/95 .......................................   4,155,000          4,108,381
  5.53%, 12/22/95 .......................................   2,570,000          2,537,628
  5.53%, 12/27/95 .......................................   5,000,000          4,933,179
  5.63%, 1/29/96 ........................................   5,000,000          4,908,500
  5.49%, 2/28/96 ........................................   5,500,000          5,374,188
  5.54%, 11/17/95 .......................................   2,000,000          1,985,534
                                                                             -----------
                                                                              51,173,443
                                                                             -----------

 FEDERAL NATIONAL MORTGAGE ASSOCIATION FLOATING RATE
 NOTES (B) (2.7%):
  5.81%, 10/4/96 ........................................   7,000,000          7,000,000
                                                                             -----------

 STUDENT LOAN MARKETING ASSOCIATION FLOATING RATE
 NOTES (B) (7.7%):
  6.08%, 7/1/96 .........................................   3,300,000          3,300,126
  5.40%, 11/24/97 .......................................   7,400,000          7,400,000
  6.13%, 6/30/97 ........................................   4,000,000          3,997,089
  5.50%, 12/20/96 .......................................   5,000,000          5,000,000
                                                                             -----------
                                                                              19,697,215
                                                                             -----------

   Total U.S. Government and Agency Securities
    (cost: $161,592,691)  ...............................                    161,592,691
                                                                             -----------

OTHER GOVERNMENT AGENCIES (9.0%):
  Downey Savings and Loan Association Discount Notes, LOC
   Federal Home Loan Bank, 5.50%, 1/16/96 ...............   1,800,000          1,770,575
  Downey Savings and Loan Association Discount Notes, LOC
   Federal Home Loan Bank, 5.55%, 3/1/96 ................   5,000,000          4,882,833
  Downey Savings and Loan Association Discount Notes, LOC
   Federal Home Loan Bank, 6.08%, 10/2/95 ...............   3,000,000          2,999,493
  Downey Savings and Loan Association Discount Notes, LOC
   Federal Home Loan Bank, 6.00%, 10/17/95 ..............   1,495,000          1,491,014
  Fidelity Federal Bank, LOC Federal Home Loan Bank,
   5.70%, 11/30/95 ......................................  12,000,000         11,886,000
                                                                             -----------

   Total Other Government Agencies
    (cost: $23,029,915)  ................................                     23,029,915
                                                                             -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------
                           INVESTMENTS IN SECURITIES

US GOVERNMENT MONEY MARKET FUND
(CONTINUED)

                                                           Principal           Market
Name of Issuer                                               Amount           Value (a)
---------------------------------------------------------  ----------        -----------
REPURCHASE AGREEMENTS (30.7%):
  Repurchase agreement with Goldman Sachs in a joint
   trading account, collateralized by U.S. government
   acency securities, acquired on 9/29/95, accrued
   interest at repurchase date of $9,013, 6.44%,
   10/2/95 ............................................ $  16,795,000         16,795,000
  Repurchase agreement with Goldman Sachs in a tri-party
   agreement, collateralized by U.S. government agency
   securities, acquired on 8/3/95, accrued interest at
   repurchase date of $23,383, 5.75%, 10/3/95 ...........   2,400,000(c)       2,400,000
  Repurchase agreement with Goldman Sachs in a tri-party
   agreement, collateralized by U.S. government agency
   securities, acquired on 8/4/95, accrued interest at
   repurchase date of $49,514, 5.75%, 10/5/95 ...........   5,000,000(c)       5,000,000
  Repurchase agreement with Goldman Sachs in a tri-party
   agreement, collateralized by U.S. government agency
   securities, acquired on 9/13/95, accrued interest at
   repurchase date of $72,961, 5.71%, 12/14/95 ..........   5,000,000(c)(d)    5,000,000
  Repurchase agreement with Goldman Sachs in a tri-party
   agreement, collateralized by U.S. government agency
   securities, acquired on 9/18/95, accrued interest at
   repurchase date of $71,663, 5.67%, 12/18/95 ..........   5,000,000(c)(d)    5,000,000
  Repurchase agreement with Goldman Sachs in a tri-party
   agreement, collateralized by U.S. government agency
   securities, acquired on 9/27/95, accrued interest at
   repurchase date of $34,953, 5.73%, 11/27/95 ..........   3,600,000(c)(d)    3,600,000
  Repurchase agreement with Goldman Sachs in a tri-party
   agreement, collateralized by U.S. government agency
   securities, acquired on 9/28/95, accured interest at
   repurchase date of $38,837, 5.73%, 11/28/95 ..........   4,000,000(c)(d)    4,000,000
  Repurchase agreement with Goldman Sachs in a tri-party
   agreement, collateralized by U.S. government agency
   securities, acquired on 9/8/95, accrued interest at
   repurchase date of $66,967, 5.74%, 11/7/95 ...........   7,000,000(c)(d)    7,000,000
  Repurchase agreement with Morgan Stanley in a tri-party
   agreement, collateralized by U.S. government agency
   securities, acquired on 9/26/95, accrued interest at
   repurchase date of $16,946, 5.81%, 10/3/95 ...........  15,000,000(c)      15,000,000

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------
                           INVESTMENTS IN SECURITIES

US GOVERNMENT MONEY MARKET FUND
(CONTINUED)

                                                           Principal           Market
Name of Issuer                                               Amount           Value (a)
---------------------------------------------------------  ----------        -----------
  Repurchase agreement with Morgan Stanley in a tri-party
   agreement, collateralized by U.S. government agency
   securities, acquired on 9/28/95, accrued interest at
   repurchase date of $14,675, 5.87%, 10/4/95 ......... $  15,000,000(c)      15,000,000
                                                                             -----------

   Total Repurchase Agreements
    (cost: $78,795,000)  ................................                     78,795,000
                                                                             -----------

   Total Investments in Securities (102.7%)
    (cost: $263,417,606) (e)  ...........................                    263,417,606
                                                                             -----------

   Liabilities in excess of other assets (-2.7%)  .......                     (6,970,459)
                                                                             -----------
   Net assets (100.0%) ................................ $                    256,447,147
                                                                             -----------
                                                                             -----------

NOTES TO INVESTMENTS IN SECURITIES:

(A) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(B) INTEREST RATE VARIES TO REFLECT CURRENT MARKET CONDITIONS; RATE SHOWN IS THE EFFECTIVE RATE ON SEPTEMBER 30, 1995. THE MATURITY DATE SHOWN REPRESENTS FINAL MATURITY. HOWEVER, FOR PURPOSES OF RULE 2A-7, THE MATURITY DATE USED IS THE NEXT INTEREST RATE RESET DATE.
(C) TRI-PARTY REPURCHASE AGREEMENTS REPRESENT AGREEMENTS WHERE UNINVESTED CASH BALANCES ARE TRANSFERRED TO AN INDEPENDENT THIRD-PARTY CUSTODIAN (BANK OF NEW YORK) AND THE COLLATERAL PLEDGED BY THE COUNTERPARTY TO THE AGREEMENT IS HELD AT THE SAME THIRD-PARTY CUSTODIAN FOR THE BENEFIT OF THE FUND.
(D) REPURCHASE AGREEMENTS WITH GREATER THAN SEVEN DAYS TO MATURITY ARE CONSIDERED ILLIQUID. THE AGGREGATE VALUE OF SUCH REPURCHASE AGREEMENTS REPRESENTS 9.6% OF NET ASSETS.
(E)  ALSO REPRESENTS COST FOR FEDERAL INCOME TAX PURPOSES.

--------------------------------------------------------------------------------
                           INVESTMENTS IN SECURITIES

TAX-EXEMPT MONEY MARKET FUND
SEPTEMBER 30, 1995

                                                           Principal           Market
Name of Issuer                                               Amount           Value (a)
---------------------------------------------------------  ----------        -----------
(PERCENTAGES OF EACH INVESTMENT CATEGORY RELATE TO TOTAL NET ASSETS)

TAX-EXEMPT SECURITIES (B) (97.6%):
 ELECTRIC REVENUE (1.6%):
  Jacksonville, FL, 3.75%, 12/11/95 ................... $   1,200,000          1,200,000
  Jacksonville, FL, 3.50%, 10/2/95 ......................   2,000,000          2,000,000
                                                                             -----------
                                                                               3,200,000
                                                                             -----------

 HEALTH/HOSPITAL/NURSING HOME (21.3%):
  Alaska Industrial Development Authority, VRDN, 3.70%,
   6/1/10                                                   5,690,000(c)       5,690,000
  Colorado Health Facilities Authority, Boulder Hospital,
   VRDN, 4.40%, 10/1/14 .................................   2,700,000(c)       2,700,000
  Idaho Health Facilities Authority, VRDN, 4.80%,
   5/1/22 ...............................................   1,800,000(c)       1,800,000
  Illinois Dev Finance Authority,VRDN, 4.50%, 3/1/15 ....   5,700,000(c)       5,700,000
  Illinois Health Facilities Authority, VDRN, 4.50%,
   1/1/16 ...............................................   2,060,000(c)       2,060,000
  Illinois Health Facilities Authority, VRDN, 4.50%,
   1/1/16 ...............................................   1,200,000(c)       1,200,000
  Indiana Health Facilities Finance Authority, VRDN,
   4.50%, 11/1/09 .......................................   2,500,000(c)       2,500,000
  Indiana Hospital Equipment Finance Authority, VRDN,
   4.40%, 12/1/15 .......................................   5,875,000(c)       5,875,000
  Rochester, MN Health Care, Mayo Medical Center, 3.40%,
   10/2/95 ..............................................   3,800,000          3,800,000
  Wisconsin Health and Education Facilities Authority,
   VRDN, 4.40%, 6/1/19 ..................................   7,915,000(c)       7,915,000
  Wisconsin State Health Facility, VRDN, 4.40%,
   1/1/16 ...............................................   4,630,000(c)       4,630,000
                                                                             -----------
                                                                              43,870,000
                                                                             -----------

 GENERAL OBLIGATIONS (11.9%):
  Idaho State Tax Anticipation Notes, 4.50%, 6/27/96 ....   3,000,000          3,014,930
  Mankato, MN, VRDN, 4.00%, 2/1/18 ......................   1,700,000(c)       1,700,000
  Minneapolis, MN Arena, VRDN, 4.30%, 10/1/24 ...........   2,800,000(c)       2,800,000
  Orlando, FL, 3.60%, 11/7/95-12/7/95 ...................   7,500,000          7,500,000
  Texas Public Finance Authority, 4.15%, 10/5/95 ........   6,500,000          6,500,000
  Texas State TRANS, 4.75%, 8/30/96 .....................   3,000,000          3,017,920
                                                                             -----------
                                                                              24,532,850
                                                                             -----------

 COMMUNITY/ECONOMIC DEVELOPMENT REVENUE (6.9%):
  Battery Park City Authority N.Y., 4.40%, 5/1/20 .......   3,000,000(c)(d)    3,000,000
  Broward County, FL School District, 4.50%, 4/29/96 ....   1,200,000          1,206,368
  Denver Urban Renewal Authority, 4.20%, 2/15/96 ........   5,240,000          5,240,000
  Illinois Development and Finance Authority, Series 9,
   VRDN, 5.03%, 11/7/04 .................................   1,000,000(c)       1,000,000

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------
                           INVESTMENTS IN SECURITIES

TAX-EXEMPT MONEY MARKET FUND
(CONTINUED)

                                                           Principal           Market
Name of Issuer                                               Amount           Value (a)
---------------------------------------------------------  ----------        -----------
  Indianapolis, IN, VRDN, 4.50%, 4/1/05 ............... $   3,825,000(c)       3,825,000
                                                                             -----------
                                                                              14,271,368
                                                                             -----------

 SINGLE-FAMILY HOUSING (14.8%):
  Dakota County, MN Housing & Redevelopment Authority,
   VRDN, 4.30%, 12/1/16 .................................   6,000,000(c)       6,000,000
  Iowa HFA, 4.30%, 11/1/95 ..............................     560,000            560,000
  Iowa HFA, 4.30%, 11/1/17 ..............................   3,205,000          3,205,000
  Iowa HFA, VRDN, 4.38%, 1/1/15 .........................   1,595,000(c)       1,595,000
  Jefferson Parish, LA Home Morgage Authority, 3.90%,
   10/26/95                                                 3,235,000          3,235,000
  Minnesota HFA, Series A, VRDN, 4.22%,
   2/1/15-2/15/15 .......................................   9,090,000(c)       9,090,000
  Montana Board of Housing, 4.30%, 10/1/95 ..............     990,000            990,000
  Utah State HFA, 4.05%, 1/1/96 .........................     810,000            810,000
  Virginia State HDA, 3.60%, 2/15/96 ....................   2,000,000          2,000,000
  Virginia State HDA, 3.65%, 3/21/96 ....................   3,000,000          3,000,000
                                                                             -----------
                                                                              30,485,000
                                                                             -----------

 INDUSTRIAL DEVELOPMENT REVENUE (10.6%):
  Evansville, IN, VRDN, 4.50%, 9/1/04 ...................   2,500,000(c)       2,500,000
  Henderson, NV Public Improvement, VRDN, 4.75%,
   4/1/07 ...............................................   1,700,000(c)(d)    1,700,000
  Illinois Development and Finance Authority, VRDN,
   4.55%, 10/1/06 .......................................     895,000(c)(d)      895,000
  Illinois Development and Finance Authority, VRDN,
   4.85%, 4/1/15 ........................................   2,500,000(c)       2,500,000
  Indiana State Employment, VDRN, 3.75%,
   2/1/09-3/1/09 ........................................   4,000,000(c)       4,000,000
  Tremonton, VT, VRDN, 4.75%, 6/1/00 ....................   1,600,000(c)(d)    1,600,000
  Warren County, OH, VRDN, 4.85%, 9/1/15 ................   7,650,000(c)       7,650,000
  Wells, MN, 4.50%, 12/1/95 .............................   1,060,000          1,060,000
                                                                             -----------
                                                                              21,905,000
                                                                             -----------

 HIGHWAY REVENUE (0.9%):
  Arizona State Transportation Board, 8.00%, 7/1/96 .....   1,700,000          1,788,220
                                                                             -----------

 EDUCATION (9.9%):
  Coconino County, AZ University School District, 4.45%,
   7/31/96 ..............................................   2,000,000          2,008,473
  Iowa School Corps CTFS, 5.75%, 2/1/96 .................   1,000,000          1,002,406
  Iowa School Corps Wt. CTFS, 4.75%, 6/28/96 ............   3,000,000          3,019,237
  Minneapolis, MN Special School District, 5.75%,
   1/25/96 ..............................................   3,000,000          3,005,892
  Minnesota School District Tax and Aid Anticipation
   Notes, 5.10%, 3/15/96 ................................     840,000            840,726

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------
                           INVESTMENTS IN SECURITIES

TAX-EXEMPT MONEY MARKET FUND
(CONTINUED)

                                                           Principal           Market
Name of Issuer                                               Amount           Value (a)
---------------------------------------------------------  ----------        -----------
  Minnesota School District Tax and Aid Anticipation
   Notes, 4.30%, 9/13/96 .............................. $     500,000            501,366
  Minnesota State Higher Education Facilities Authority,
   VDRN, 4.30%, 3/1/24 ..................................   1,560,000(c)       1,560,000
  Red Wing, MN ISD, 4.63%, 3/28/96 ......................   2,740,000          2,740,764
  South Dakota School District, 4.75%, 7/30/96 ..........   1,000,000          1,006,765
  Spring Lake Park, MN ISD, 4.82%, 3/14/96 ..............   2,115,000          2,115,629
  University of Illinois Auxillary Facility, 4.56%,
   4/1/96 ...............................................   1,140,000          1,113,592
  University of Minnesota, 3.65%, 2/1/96 ................   1,500,000          1,500,000
                                                                             -----------
                                                                              20,414,850
                                                                             -----------

 AIRPORT REVENUE (0.5%):
  Clark County, NV, VRDN, 4.30%, 7/1/25 .................   1,000,000(c)       1,000,000
                                                                             -----------

 OTHER REVENUE (0.3%):
  Northwest Mutual Life, Tax-Exempt Trust, 4.25%,
   2/15/96 ..............................................     710,000            710,000
                                                                             -----------

 SALES TAX REVENUE (0.5%):
  Rapid City, SD, 3.60%, 12/1/95 ........................   1,025,000          1,025,000
                                                                             -----------

 POLLUTION CONTROL REVENUE (8.1%):
  Burlington, KS, 3.60%, 12/13/95 .......................   1,215,000          1,215,000
  Custer County, ID, 4.20%, 10/1/95 .....................   1,500,000          1,500,000
  East Baton Rouge Parish, LA, VRDN, 4.35%, 10/1/99 .....   1,000,000(c)       1,000,000
  Green River, WY, VRDN, 4.77%, 12/1/12 .................   1,000,000(c)       1,000,000
  Hockley County, TX, 3.65%, 3/1/96 .....................   1,000,000            999,382
  Houston, TX, 5.55%, 12/1/95 ...........................   3,000,000          3,010,044
  Illinois Development Financial Authority VRDN, 4.25%,
   11/1/28 ..............................................   1,000,000(c)       1,000,000
  Jackson County, OR, VRDN, 4.25%, 8/1/22 ...............   1,500,000(c)       1,500,000
  Jasper County, IN, 3.60%, 12/4/95 .....................   1,600,000          1,600,000
  York County, SC, 3.75%, 3/15/96 .......................   1,000,000          1,000,000
  York County, SC, 3.80%, 2/15/96 .......................   2,950,000          2,950,000
                                                                             -----------
                                                                              16,774,426
                                                                             -----------

 MULTIFAMILY HOUSING REVENUE (4.0%):
  New Hampshire State HFA, VRDN, 4.75%, 5/1/25 ..........   4,000,000(c)(d)    4,000,000
  South Dakota HDA, 4.25%, 11/1/95 ......................   4,290,000          4,290,000
                                                                             -----------
                                                                               8,290,000
                                                                             -----------

SEE ACCOMPANYING NOTES TO INVESTMENTS IN SECURITIES.

--------------------------------------------------------------------------------
                           INVESTMENTS IN SECURITIES

TAX-EXEMPT MONEY MARKET FUND
(CONTINUED)

                                                           Principal           Market
Name of Issuer                                               Amount           Value (a)
---------------------------------------------------------  ----------        -----------
 LEASING REVENUE (6.3%):
  Metro Government Nashville and Davidson Counties, TN,
   VRDN, 3.90%, 12/1/14 ............................... $   2,500,000(c)       2,500,000
  Pendleton County, KY, 3.50%, 10/10/95 .................   3,000,000          3,000,000
  Pendleton County, KY, 3.70%, 10/3/95 ..................   3,500,000          3,500,000
  Pendleton County, KY, 3.65%, 10/3/95 ..................   3,000,000          3,000,000
  South Louisiana Port Commission, VRDN, 4.40%,
   7/1/21 ...............................................   1,000,000(c)       1,000,000
                                                                             -----------
                                                                              13,000,000
                                                                             -----------

   Total Tax-Exempt Securities
    (cost: $201,266,714)  ...............................                    201,266,714
                                                                             -----------

   Total Investments in Securities (97.6%)
    (cost: $201,266,714) (e)  ...........................                    201,266,714
                                                                             -----------

   Other assets in excess of liabilities (2.4%)  ........                      4,944,920
                                                                             -----------
   Net assets (100.0%) ................................ $                    206,211,634
                                                                             -----------
                                                                             -----------

NOTES TO INVESTMENTS IN SECURITIES:

(A) SECURITIES ARE VALUED IN ACCORDANCE WITH PROCEDURES DESCRIBED IN NOTE 2 TO THE FINANCIAL STATEMENTS.
(B)  PORTFOLIO ABBREVIATIONS:
     CTFS - CERTIFICATES
       HDA - HOUSING DEVELOPMENT AUTHORITY
       HFA - HOUSING FINANCE AUTHORITY
       ISD - INDEPENDENT SCHOOL DISTRICT
       TRANS - TAX AND REVENUE ANTICIPATION NOTE SECURITIES
       VRDN - VARIABLE RATE DEMAND NOTE
(C) INTEREST RATE VARIES TO REFLECT CURRENT MARKET CONDITIONS; RATE SHOWN IS THE EFFECTIVE RATE ON SEPTEMBER 30, 1995. THE MATURITY DATE SHOWN REPRESENTS FINAL MATURITY. HOWEVER, FOR PURPOSES OF RULE 2A-7, MATURITY DATE IS THE NEXT INTEREST RATE RESET DATE.
(D) SECURITIES SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS." SECURITIES ARE TREATED AS LIQUID AFTER HAVING BEEN DETERMINED TO BE LIQUID BY THE BOARD OF DIRECTORS.
(E)  ALSO REPRESENTS COST FOR FEDERAL INCOME TAX PURPOSES.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 1995


                                                                                 U.S.
                                                                              Government    Tax-Exempt
                                                                  Money         Money         Money
                                                               Market Fund   Market Fund   Market Fund
                                                              -------------  ------------  ------------
ASSETS:
  Investments in securities at amortized cost which
    approximates market value (note 2) (including repurchase
    agreements of $69,459,000; $78,795,000 and $0,
    respectively) ........................................ $  1,717,661,958  263,417,606   201,266,714
  Cash in bank on demand deposit ...........................        100,501       25,120       140,979
  Receivable for investment securities sold ................             --           --     3,501,457
  Receivable for fund shares sold ..........................      4,248,836      137,355       127,524
  Accrued interest receivable ..............................      2,176,580      380,647     1,506,403
                                                              -------------  ------------  ------------
      Total Assets .........................................  1,724,187,875  263,960,728   206,543,077
                                                              -------------  ------------  ------------

LIABILITIES:
  Dividends payable to shareholders ........................      2,327,040      360,759       205,984
  Payable for investment securities purchased ..............     15,798,813    7,000,000            --
  Payable for fund shares redeemed .........................      2,504,776        4,456         8,985
  Accrued investment management fee ........................        565,885      105,976        83,196
  Accrued distribution fee .................................        278,690       42,390        33,278
                                                              -------------  ------------  ------------
      Total Liabilities ....................................     21,475,204    7,513,581       331,443
                                                              -------------  ------------  ------------
Net assets applicable to outstanding capital stock ....... $  1,702,712,671  256,447,147   206,211,634
                                                              -------------  ------------  ------------
                                                              -------------  ------------  ------------

REPRESENTED BY:
  Capital stock - authorized 10 billion shares of $0.01 par
    value; outstanding: 1,702,848,750; 256,447,147 and
    206,211,634, respectively ............................ $     17,028,488    2,564,471     2,062,116
  Additional paid-in capital ...............................  1,685,820,262  253,882,676   204,149,518
  Distributions in excess of net investment income .........       (136,079)          --            --
                                                              -------------  ------------  ------------
      Total - representing net assets applicable to
        outstanding capital stock ........................ $  1,702,712,671  256,447,147   206,211,634
                                                              -------------  ------------  ------------
                                                              -------------  ------------  ------------

Net asset value per share of outstanding capital stock ... $           1.00         1.00          1.00
                                                              -------------  ------------  ------------
                                                              -------------  ------------  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED SEPTEMBER 30, 1995


                                                                               U.S.
                                                                            Government    Tax-Exempt
                                                                 Money        Money          Money
                                                              Market Fund  Market Fund    Market Fund
                                                              -----------  ------------   -----------
INCOME:
      Interest ........................................... $  81,503,213    12,852,555     7,510,192
                                                              -----------  ------------   -----------

EXPENSES (NOTE 4):
  Investment management fee ................................   5,857,287     1,105,123       966,676
  Distribution fee .........................................   4,169,602       663,196       580,015
  Custodian, accounting and transfer agent fees ............     712,405       193,250       178,320
  Shareholder account servicing fees .......................   2,944,581       177,755       126,307
  Registration fees ........................................      32,262        19,674        21,232
  Reports to shareholders ..................................     361,411        26,020        30,285
  Directors' fees ..........................................      15,925         3,058         2,411
  Audit and legal fees .....................................      69,743        38,069        37,451
  Other expenses ...........................................      88,206        14,024        15,013
                                                              -----------  ------------   -----------
      Total expenses .......................................  14,251,422     2,240,169     1,957,710
  Less expenses waived by the distributor ..................  (1,444,070 )    (219,535)     (198,108)
                                                              -----------  ------------   -----------
      Net expenses before expenses paid indirectly .........  12,807,352     2,020,634     1,759,602
  Less expenses paid indirectly ............................     (11,985 )      (1,082)      (15,372)
                                                              -----------  ------------   -----------
      Total net expenses ...................................  12,795,367     2,019,552     1,744,230
                                                              -----------  ------------   -----------

      Net investment income .............................. $  68,707,846    10,833,003     5,765,962
                                                              -----------  ------------   -----------
                                                              -----------  ------------   -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
MONEY MARKET FUND

                                                                 Year Ended         Year Ended
                                                                   9/30/95            9/30/94
                                                              -----------------   ---------------
OPERATIONS:
  Net investment income .................................. $         68,707,846        35,484,831
  Net realized loss on investments .........................                 --           (80,193)
                                                              -----------------   ---------------

    Net increase in net assets resulting from operations ...         68,707,846        35,404,638
                                                              -----------------   ---------------

DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income ...............................        (68,707,846)      (35,404,638)
  In excess of net investment income .......................           (136,079)               --
                                                              -----------------   ---------------
    Total distributions ....................................        (68,843,925)      (35,404,638)
                                                              -----------------   ---------------

CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE OF $1 PER
SHARE:
  Proceeds from sales ......................................      6,985,072,700     5,905,511,871
  Proceeds from shares issued for reinvestment of net
    investment income distributions ........................         65,537,313        34,081,063
  Payments for shares redeemed .............................     (6,533,100,552)   (5,859,915,587)
                                                              -----------------   ---------------
    Increase in net assets from capital share
      transactions .........................................        517,509,461        79,677,347
                                                              -----------------   ---------------
      Total increase in net assets .........................        517,373,382        79,677,347

Net assets at beginning of year ............................      1,185,339,289     1,105,661,942
                                                              -----------------   ---------------

Net assets at end of year ................................ $      1,702,712,671     1,185,339,289
                                                              -----------------   ---------------
                                                              -----------------   ---------------

Distributions in excess of net investment income ......... $           (136,079)               --
                                                              -----------------   ---------------
                                                              -----------------   ---------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
U.S. GOVERNMENT MONEY MARKET FUND

                                                                Year Ended     Year Ended
                                                                 9/30/95         9/30/94
                                                              --------------  -------------
OPERATIONS:
    Net investment income ................................ $      10,833,003      5,731,979
                                                              --------------  -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income ..................................     (10,833,003)    (5,731,979)
                                                              --------------  -------------

CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE
OF $1 PER SHARE:
  Proceeds from sales ......................................   1,029,910,025    904,802,165
  Proceeds from shares issued for reinvestment of net
    investment income distributions ........................      10,341,681      5,542,504
  Payments for shares redeemed .............................    (968,477,790)  (920,292,088)
                                                              --------------  -------------
    Increase (decrease) in net assets from capital share
      transactions .........................................      71,773,916     (9,947,419)
                                                              --------------  -------------
      Total increase (decrease) in net assets ..............      71,773,916     (9,947,419)

Net assets at beginning of year ............................     184,673,231    194,620,650
                                                              --------------  -------------

Net assets at end of year ................................ $     256,447,147    184,673,231
                                                              --------------  -------------
                                                              --------------  -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
TAX-EXEMPT MONEY MARKET FUND

                                                               Year Ended     Year Ended
                                                                9/30/95         9/30/94
                                                              ------------   -------------
OPERATIONS:
    Net investment income ................................ $     5,765,962       3,501,332
                                                              ------------   -------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income ..................................    (5,765,962)     (3,501,332)
                                                              ------------   -------------

CAPITAL SHARE TRANSACTIONS AT NET ASSET VALUE
OF $1 PER SHARE:
  Proceeds from sales ......................................   957,075,626     916,959,531
  Proceeds from shares issued for reinvestment of net
    investment income distributions ........................     5,499,553       3,390,781
  Payments for shares redeemed .............................  (934,321,084)   (911,437,827)
                                                              ------------   -------------
    Increase in net assets from capital share
      transactions .........................................    28,254,095       8,912,485
                                                              ------------   -------------
      Total increase in net assets .........................    28,254,095       8,912,485

Net assets at beginning of year ............................   177,957,539     169,045,054
                                                              ------------   -------------

Net assets at end of year ................................ $   206,211,634     177,957,539
                                                              ------------   -------------
                                                              ------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

(1) ORGANIZATION
                Piper Funds Inc. (the company) was incorporated on November 12, 1986, and is registered under the Investment Company Act of 1940 (as amended) as a single open-end management investment company and currently includes a series of 13 funds including the Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund (the funds), which are classified as diversified funds. The company's articles of incorporation permit the board of directors to create additional funds in the future.
(2) SUMMARY OF
    SIGNIFICANT
    ACCOUNTING
    POLICIES
                INVESTMENTS IN SECURITIES
                Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), securities are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

                Security transactions are accounted for on the date the securities are purchased or sold. Interest income, including amortization of discount and premium on a straight-line basis, is accrued daily.

                FEDERAL TAXES
                The funds' policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income to shareholders. Therefore, no income tax provision is required. Each fund is treated as a separate entity for federal income tax purposes. In addition, on a calendar-year basis, each fund intends to distribute substantially all of its taxable net investment income and realized gains, if any, to avoid payment of any federal excise taxes.

                DISTRIBUTIONS TO SHAREHOLDERS
                Distributions to shareholders from net investment income are declared daily and paid monthly in shares.

                REPURCHASE AGREEMENTS
                The funds, along with other affiliated registered investment companies, may transfer uninvested cash balances into an individual, joint or tri-party trading account, the daily aggregate of which is invested in repurchase agreements secured by U.S. government or agency obligations. Securities pledged as collateral for all individual and joint repurchase agreements are held by the funds' custodian bank until maturity of the repurchase agreement. Securities pledged as collateral for all tri-party repurchase agreements are held by a third party custodian until maturity of the repurchase agreement.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
                Procedures for all agreements ensure that the daily market value of the collateral is in excess of the repurchase agreement to protect the funds in the event of default.

(3) INVESTMENT
    SECURITY
    TRANSACTIONS
                Cost of purchases and proceeds from sales of securities for the year ended September 30, 1995, were as follows:

                                                    Purchases     Sales Proceeds
                                                  --------------  --------------
                Money Market Fund ............ $  17,293,056,174  16,758,953,840
                U.S. Government Money Market
                 Fund ........................ $   6,052,929,327   5,973,772,870
                Tax-Exempt Money Market
                 Fund ........................ $   1,332,370,538   1,307,907,548

(4) FEES AND
    EXPENSES
                The company has entered into an investment management agreement with Piper Capital Management Incorporated (Piper Capital) under which Piper Capital manages each fund's assets and furnishes related office facilities, equipment, research and personnel. The agreement requires each fund to pay Piper Capital a monthly fee based upon average daily net assets. The fee for each fund is equal to an annual rate of 0.50% of the first $500 million in net assets, 0.425% of the next $250 million, 0.375% of the next $250 million, 0.35% of the next $500 million, 0.325% of the next $500 million and then decreasing in reduced percentages to 0.275% of net assets in excess of $2.5 billion.

                Each fund also pays Piper Jaffray Inc. (Piper Jaffray), the funds' distributor, a monthly fee in connection with the servicing of each fund's shareholder account and in connection with distribution-related services provided to each fund. Such fee is charged on a monthly basis and is limited to a maximum of 1/12 of 0.30% of average daily net assets for each of the funds. During the year ended September 30, 1995, Piper Jaffray voluntarily agreed to limit the fee to an annual rate of 0.20% of average daily net assets for each of the funds.

                Each of the three funds has also entered into shareholder account servicing agreements under which Piper Jaffray performs various transfer and dividend disbursing agent services. The fee, which is paid monthly to Piper Jaffray for providing such service, is equal to an annual rate of $9 per active shareholder account and $6 per inactive account.

                In addition to the investment management fee, distribution fee and shareholder account servicing fee, each fund is responsible for paying

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

                most other operating expenses including outside directors' fees and expenses, custodian fees, registration fees, printing and shareholder reports, transfer agent fees and expenses, legal, auditing and accounting services, organization costs, insurance, interest and other miscellaneous expenses.

                Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the fund.

(5) FINANCIAL
    HIGHLIGHTS
                Per-share data for a share of common stock outstanding throughout each period and selected information for each period are as follows:

MONEY MARKET FUND

                                           Fiscal year ended September 30,
                                          ---------------------------------
                                          1995   1994   1993   1992   1991
                                          -----  -----  -----  -----  -----
Net asset value, beginning of year ... $   1.00   1.00   1.00   1.00   1.00
                                          -----  -----  -----  -----  -----
Operations:
  Net investment income.................   0.05   0.03   0.02   0.04   0.06
Distributions from net investment
  income................................  (0.05) (0.03) (0.02) (0.04) (0.06)
                                          -----  -----  -----  -----  -----
Net asset value, end of year ......... $   1.00   1.00   1.00   1.00   1.00
                                          -----  -----  -----  -----  -----
                                          -----  -----  -----  -----  -----
Total return*...........................   5.05%  2.98%  2.45%  3.87%  6.34%
Net assets, end of year
  (in millions) ...................... $  1,703  1,185  1,106  1,096  1,242
Ratio of expenses to average daily net
  assets**..............................   0.92%  0.93%  0.96%  0.90%  0.89%
Ratio of net investment income to
  average daily net assets**............   4.94%  2.90%  2.42%  3.66%  6.06%

* TOTAL RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE DURING THE PERIOD, ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
** DURING THE YEARS REFLECTED ABOVE, THE FUND'S DISTRIBUTION FEE WAS VOLUNTARILY
   LIMITED. HAD THE MAXIMUM FEE BEEN IN EFFECT, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN: 1.02%/4.84% IN FISCAL 1995, 1.03%/2.80% IN FISCAL 1994, 1.06%/2.32% IN FISCAL 1993,
   1.00%/3.56% IN FISCAL 1992 AND 0.98%/5.97% IN FISCAL 1991. BEGINNING IN
   FISCAL 1995, THE EXPENSE RATIOS REFLECT THE EFFECT OF GROSS EXPENSES PAID INDIRECTLY BY THE FUNDS. PRIOR PERIOD EXPENSE RATIOS HAVE NOT BEEN ADJUSTED.

--------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS

U.S. GOVERNMENT MONEY MARKET FUND

                                           Fiscal year ended September 30,
                                          ---------------------------------
                                          1995   1994   1993   1992   1991
                                          -----  -----  -----  -----  -----
Net asset value, beginning of year ... $   1.00   1.00   1.00   1.00   1.00
                                          -----  -----  -----  -----  -----
Operations:
  Net investment income.................   0.05   0.03   0.02   0.04   0.06
Distributions from net investment
  income................................  (0.05) (0.03) (0.02) (0.04) (0.06)
                                          -----  -----  -----  -----  -----
Net asset value, end of year ......... $   1.00   1.00   1.00   1.00   1.00
                                          -----  -----  -----  -----  -----
                                          -----  -----  -----  -----  -----
Total return*...........................   4.99%  2.98%  2.51%  3.78%  6.05%
Net assets, end of year
  (in millions) ...................... $    256    185    195    191    199
Ratio of expenses to average daily net
  assets++..............................   0.91%  0.92%  0.93%  0.90%  0.88%
Ratio of net investment income to
  average daily net assets++............   4.90%  2.88%  2.41%  3.58%  5.84%

TAX-EXEMPT MONEY MARKET FUND

                                           Fiscal year ended September 30,
                                          ---------------------------------
                                          1995   1994   1993   1992   1991
                                          -----  -----  -----  -----  -----
Net asset value, beginning of year ... $   1.00   1.00   1.00   1.00   1.00
                                          -----  -----  -----  -----  -----
Operations:
  Net investment income.................   0.03   0.02   0.02   0.03   0.04
Distributions from net investment
  income+...............................  (0.03) (0.02) (0.02) (0.03) (0.04)
                                          -----  -----  -----  -----  -----
Net asset value, end of year ......... $   1.00   1.00   1.00   1.00   1.00
                                          -----  -----  -----  -----  -----
                                          -----  -----  -----  -----  -----
Total return*...........................   3.02%  1.82%  1.87%  3.07%  4.54%
Net assets, end of year
  (in millions) ...................... $    206    178    169    158    134
Ratio of expenses to average daily net
  assets++..............................   0.91%  0.90%  0.92%  0.88%  0.87%
Ratio of net investment income to
  average daily net assets++............   2.97%  1.80%  1.83%  2.91%  4.37%

* TOTAL RETURN IS BASED ON THE CHANGE IN NET ASSET VALUE DURING THE PERIOD, ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT A SALES CHARGE.
+ TAX-EXEMPT MONEY MARKET FUND DISTRIBUTIONS FROM NET INVESTMENT INCOME THAT ARE TAXABLE FOR FEDERAL AND STATE INCOME TAX PURPOSES WERE $0.0001, $0.0000, $0.0000, $0.0001 AND $0.0002 PER SHARE FOR THE YEARS ENDED SEPTEMBER 30, 1995, 1994, 1993, 1992 AND 1991, RESPECTIVELY.
++ DURING THE YEARS REFLECTED ABOVE, THE FUND'S DISTRIBUTION FEE WAS VOLUNTARILY
   LIMITED. HAD THE MAXIMUM FEE BEEN IN EFFECT, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE DAILY NET ASSETS WOULD HAVE BEEN: 1.01%/4.80% IN FISCAL 1995, 1.02%/2.78% IN FISCAL 1994, 1.03%/2.31% IN FISCAL 1993,
   1.00%/3.48% IN FISCAL 1992 AND 0.97%/5.75% IN FISCAL 1991 FOR U.S. GOVERNMENT MONEY MARKET FUND, AND 1.01%/2.87% IN FISCAL 1995, 1.00%/1.70% IN FISCAL 1994, 1.02%/1.73% IN FISCAL 1993, 0.98%/2.81% IN FISCAL 1992 AND 0.96%/4.28%
   IN FISCAL 1991 FOR TAX-EXEMPT MONEY MARKET FUND. BEGINNING IN FISCAL 1995, THE EXPENSE RATIOS REFLECT THE EFFECT OF GROSS EXPENSES PAID INDIRECTLY BY THE FUNDS. PRIOR PERIOD EXPENSE RATIOS HAVE NOT BEEN ADJUSTED.

--------------------------------------------------------------------------------
                          INDEPENDENT AUDITORS' REPORT

THE BOARD OF DIRECTORS AND SHAREHOLDERS
PIPER FUNDS INC.:

We have audited the accompanying statements of assets and liabilities, including the schedule of investments in securities, of Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund (funds within Piper Funds Inc.) as of September 30, 1995 and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and the financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased or sold but not received or delivered, we request confirmations from brokers and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of Money Market Fund, U.S. Government Money Market Fund and Tax-Exempt Money Market Fund at September 30, 1995, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP
Minneapolis, Minnesota
November 3, 1995

--------------------------------------------------------------------------------
                            FEDERAL TAX INFORMATION

Information for federal tax purposes is presented as an aid to shareholders in reporting the distributions shown below. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes.

By February 1996, shareholders of Money Market Fund and U.S. Government Money Market Fund will receive from the funds a breakdown of income earned by investment category on a calendar-year basis. At the same time, Tax-Exempt Money Market Fund shareholders will receive from the funds information regarding the percentage of distributions exempt from federal income taxes and a breakdown setting forth states from which income was earned.

Distributions paid during the fiscal year ended September 30, 1995:

                                                                    Tax-Exempt
                                Money Market    U.S. Government    Money Market
Payable Date                        Fund       Money Market Fund       Fund
------------------------------  -------------  -----------------  ---------------
October 21, 1994 ........... $       0.0032           0.0033            0.0020
November 21, 1994 ............       0.0035           0.0035            0.0021
December 21, 1994 ............       0.0039           0.0039            0.0022
January 5, 1995 ..............       0.0015           0.0015            0.0010
January 23, 1995 .............       0.0027           0.0027            0.0015
February 21, 1995 ............       0.0043           0.0043            0.0024
March 21, 1995 ...............       0.0040           0.0039            0.0024
April 21, 1995 ...............       0.0045           0.0044            0.0028
May 22, 1995 .................       0.0045           0.0044            0.0030
June 21, 1995 ................       0.0044           0.0044            0.0026
July 21, 1995 ................       0.0044           0.0043            0.0026
August 21, 1995 ..............       0.0042           0.0042            0.0025
September 21, 1995 ...........       0.0041           0.0041            0.0025
                                -------------        -------           -------
                             $       0.0492           0.0489            0.0296
                                -------------        -------           -------
                                -------------        -------           -------

SOURCE OF DISTRIBUTIONS
Income distributions from Money Market Fund and U.S. Government Money Market Fund are taxable as dividend income, and none qualify for the corporate dividends received deduction.

During the year ended September 30, 1995, 99.81% of Tax-Exempt Money Market Fund distributions were derived from interest on municipal securities and qualify as exempt-interest dividends for federal tax purposes. Exempt-interest dividends are exempt from federal income taxes and should not be included in the shareholder's gross income, but need to be reported for informational purposes.

--------------------------------------------------------------------------------
                             DIRECTORS AND OFFICERS

DIRECTORS        David T. Bennett, CHAIRMAN, HIGHLAND HOMES, INC., USL PRODUCTS
                     INC., KIEFER BUILT, INC., OF COUNSEL, GRAY, PLANT, MOOTY,
                     MOOTY & BENNETT, P.A.
                 Jaye F. Dyer, PRESIDENT, DYER MANAGEMENT COMPANY
                 William H. Ellis, PRESIDENT, PIPER CAPITAL MANAGEMENT
                     INCORPORATED, PIPER JAFFRAY COMPANIES, INC.
                 Karol D. Emmerich, PRESIDENT, THE PARACLETE GROUP
                 Luella G. Goldberg, DIRECTOR, TCF FINANCIAL, RELIASTAR
                     FINANCIAL CORP., HORMEL FOODS CORP.
                 George Latimer, DIRECTOR, SPECIAL ACTIONS OFFICE, OFFICE OF
                     THE SECRETARY, DEPARTMENT OF HOUSING AND URBAN DEVELOPMENT

OFFICERS         William H. Ellis, CHAIRMAN OF THE BOARD
                 Paul A. Dow, PRESIDENT
                 Worth Bruntjen, SENIOR VICE PRESIDENT
                 Richard W. Filippone, SENIOR VICE PRESIDENT
                 Marijo A. Goldstein, SENIOR VICE PRESIDENT
                 Steven V. Markusen, SENIOR VICE PRESIDENT
                 Robert H. Nelson, SENIOR VICE PRESIDENT
                 Edward P. Nicoski, SENIOR VICE PRESIDENT
                 Nancy S. Olsen, SENIOR VICE PRESIDENT
                 Ronald R. Reuss, SENIOR VICE PRESIDENT
                 Maxine D. Rossini, SENIOR VICE PRESIDENT
                 Bruce Salvog, SENIOR VICE PRESIDENT
                 Sandra K. Shrewsbury, SENIOR VICE PRESIDENT
                 David Steele, SENIOR VICE PRESIDENT
                 Douglas J. White, SENIOR VICE PRESIDENT
                 J. Bradley Stone, VICE PRESIDENT
                 Marcy K. Winson, VICE PRESIDENT
                 David E. Rosedahl, SECRETARY
                 Charles N. Hayssen, TREASURER

INVESTMENT       Piper Capital Management Incorporated
ADVISER          222 SOUTH NINTH STREET, MINNEAPOLIS, MN 55402

DISTRIBUTOR      Piper Jaffray Inc.
                 222 SOUTH NINTH STREET, MINNEAPOLIS, MN 55402

CUSTODIAN AND    Investors Fiduciary Trust Company
TRANSFER AGENT   127 WEST 10TH STREET, KANSAS CITY, MO 64105-1716

INDEPENDENT      KPMG Peat Marwick LLP
AUDITORS         4200 NORWEST CENTER, MINNEAPOLIS, MN 55402

LEGAL COUNSEL    Dorsey & Whitney P.L.L.P.
                 220 SOUTH SIXTH STREET, MINNEAPOLIS, MN 55402

----------------
PIPER CAPITAL
 MANAGEMENT
----------------
                                                                ----------------
                                                                    Bulk Rate
                                                                   U.S. Postage
                                                                       PAID
                                                                 Permit No. 3008
                                                                    Mpls., MN
                                                                ----------------
PIPER CAPITAL MANAGEMENT INCORPORATED
222 SOUTH NINTH STREET
MINNEAPOLIS, MN  55402-3804


PIPER JAFFRAY INC., FUND DISTRIBUTOR AND NASD MEMBER.
THIS DOCUMENT IS PRINTED ON PAPER MADE FROM
100% TOTAL RECOVERED FIBER, INCLUDING 15% POST-CONSUMER WASTE.

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